Financial Derivatives (Tables)	12 Months Ended
Sep. 30, 2015
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Fair Value of Interest Rate Derivative Instruments
The Company records any differences paid or received on its interest rate hedges as adjustments to interest expense, financing costs and other. The table below presents the combined fair values of the interest rate derivative instruments:

Instrument	Location on Balance Sheet	Unrealized Losses		Fair Value Hierarchy
		September 30, 2015	September 30, 2014
	(dollars in thousands)
Designated interest rate swaps (effective)	Accrued expenses	$2,358	$2,124	Level 2

Schedule of Interest Rate Derivatives
The table below presents the amounts of gain (loss) on the interest rate derivative instrument recognized in other comprehensive income (OCI):

(dollars in thousands)	2015	2014	2013
Amount of Gain (Loss) Recognized in OCI (net of tax)
Designated interest rate swaps	$(138)	$972	$1,399
Non-designated interest rate swaps (reclassified from accumulated OCI)	—	—	—